INCOME TAXES (Schedule of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory IncomeTax Rate) (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Income Tax Disclosure [Abstract]
PRC statutory tax	25.00%	25.00%
Effect of non-deductible expenses	0.00%	0.00%
Effect of non-taxable income	(28.50%)	(14.30%)
Others	9.70%	0.00%
Effective tax rate	6.20%	10.70%